U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Strategic Trust ,
211 Main Street, San Francisco, CA 94105



2
Name of
each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF




3
Investment Company Act File Number: 	811-22311
Securities Act File Number: 	333-160595



4 (a)
Last
day of fiscal year for which this Form is filed:
August 31, 2011.



4 (b)
[  ]  Check box if this Form
is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction
A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[  ]
Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration
fee:




    (i)
Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):
$2,470,628,702



   (ii)
Aggregate price of
securities redeemed or repurchased during the fiscal
year:
$357,390,365



 (iii)
Aggregate price of
securities redeemed or repurchased during any prior
fiscal year ending no earlier than October 11, 1995 that
were not previously used to reduce registration fees
payable to the Commission:
 $0




  (iv)
Total available redemption credits [add Items
5(ii) and 5(iii)]:
$0



   (v)
Net sales - If Item
5(i) is greater than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$2,113,238,337



 (vi)
Redemption
credits available for use in future years - if Item
5(i) is less than Item 5(iv)[subtract Item 5(iv) from
Item (5(i)]:
$0



(vii)
Multiplier for determining
registration fee (See instruction C.9):
x
0.0001146



(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)] enter  " 0 "  if no fee is
due.
=  $242,177.11



6
Prepaid Shares


If the
response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form
is being filed more than 90 days after the end of the
issuer's fiscal year (See Instruction D):
+  $0



8
Total
amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:
=  $242,177.11



9
Date the
registration fee and any interest payment was sent to the Commission's lockbox depository: xxxxxxxxx xx, 2011






Method of Delivery:





	[ X ] Wire Transfer
	[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James Pierce

James Pierce

Assistant Treasurer,
Schwab ETFs